Income Taxes - Schedule of Components of Deferred Income Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Accrued expenses	¥ 7,279	¥ 29,474
Deferred revenue	19,104	24,699
Net operating loss carry-forwards	342,506	389,550
Total deferred tax assets	368,889	443,723
Less: valuation allowance	(349,785)	(419,024)
Deferred tax assets, net	19,104	24,699
Deferred tax liabilities
Deferred costs	(1,323)	(2,029)
Withholding tax on undistributed earnings	(4,463)	(3,695)
Total deferred tax liabilities	¥ (5,786)	¥ (5,724)